Loss Per Share (Details) - Schedule of weighted average number of ordinary shares on issue - shares	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of weighted average number of ordinary shares on issue [Abstract]
Weighted average number of shares	1,391,098,095	1,147,811,124